Financial Risks - Schedule of Parallel Movement of Yield Curve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shift up 100 basis points [member]
Effect of changes in foreign interest rates [line items]
Estimated approximate effects on net result	€ (257)	€ 296
Estimated approximate effects on shareholders' equity	(3,966)	(3,591)
Shift down 100 basis points [member]
Effect of changes in foreign interest rates [line items]
Estimated approximate effects on net result	(1,166)	(594)
Estimated approximate effects on shareholders' equity	€ 1,993	€ 2,906